Consolidated Balance Sheets ¥ in Millions		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
CURRENT ASSETS:
Cash		$ 8,136,179	$ 6,929,508
Short-term investments		18,621,251	9,768,835
Accounts receivable, net		5,912,035	3,283,266
Inventories		5,173,458	5,053,136
Prepaid expenses and other current assets		2,325,029	892,597
TOTAL CURRENT ASSETS		42,816,216	31,115,815
Operating lease right-of-use assets		256,117
Property, plant and equipment, net		1,460,286	1,480,796
Land use right, net		1,146,828	154,364
Deferred tax assets, net		121,322	152,475
TOTAL ASSETS		45,800,769	32,903,450
CURRENT LIABILITIES:
Short-term bank loans		11,322,440	4,113,000
Accounts payable		3,012,334	3,391,079
Accrued liabilities and other payables		431,003	318,500
Taxes payable		1,123,573	271,423
Operating lease liabilities, current		185,154
TOTAL CURRENT LIABILITIES		17,152,134	8,924,345
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current		96,175
Total non current liabilities		96,175
TOTAL LIABILITIES		17,248,309	8,924,345
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares and 155,947,100 shares were issued and outstanding as of September 30, 2024 and 2023, respectively*	[1]	7,827	7,797
Additional paid-in capital		6,749,144	6,437,179
Statutory reserves		2,593,076	2,010,890
Retained earnings		20,021,346	16,927,605
Accumulated other comprehensive loss		(556,209)	(1,404,366)
TOTAL SHAREHOLDERS’ EQUITY		28,815,184	23,979,105
Non-controlling interest		(262,724)
TOTAL EQUITY		28,552,460	23,979,105
TOTAL LIABILITIES AND EQUITY		45,800,769	32,903,450
Related Party
CURRENT ASSETS:
Accounts receivable - related parties		2,546,358	947,949
Due from related parties		101,906	4,240,524
CURRENT LIABILITIES:
Deferred revenue		125,663	119,120
Due to related parties		280,553	1,124
Non Related Party
CURRENT LIABILITIES:
Deferred revenue		$ 671,414	$ 710,099

[1]	Retrospectivelyrestated for effect of a 20-for-1 forward split on February 8, 2024.